Retrospective adjustments, Weighted Average Shares Calculation (Details) - shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Common shares outstanding (in shares)	3,541,668	1,163,871	1,145,774
Effect of shares issued for warrant exercises (in shares)		17,210
Weighted average number of shares outstanding - Basic (in shares)	2,521,627	1,162,984
Weighted average number of shares outstanding - Diluted (in shares)	2,521,627	1,162,984
SVS [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Common shares outstanding (in shares)			0
MVS [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Common shares outstanding (in shares)			0
As Presented in Prior Year [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Common shares outstanding (in shares)			0
Effect of shares issued for warrant exercises (in shares)		1,125,318
Weighted average number of shares outstanding - Basic (in shares)		34,195,108
Weighted average number of shares outstanding - Diluted (in shares)		34,195,108
As Presented in Prior Year [Member] | SVS [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Common shares outstanding (in shares)		29,603,123	28,419,790
As Presented in Prior Year [Member] | MVS [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Common shares outstanding (in shares)		4,650,000	4,650,000